Non-Controlling Interest (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 16,006		$ 16,006		$ 15,418
Long term assets	46,637		46,637		41,100
Current liabilities	10,503		10,503		7,412
Asset retirement obligation	2,768		2,768		2,681
Revenue	3,334
Comprehensive loss for the period/year	(1,002)	$ (164)	(3,160)	$ (1,799)
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Current assets	2,961		2,961		2,920
Long term assets	46,528		46,528		40,353
Current liabilities	(2,951)		(2,951)		(2,908)
Asset retirement obligation	(2,768)		(2,768)		(2,681)
Advances from parent	$ (37,490)		(37,490)		(33,728)
Revenue			3,334
Comprehensive loss for the period/year			$ 1,735		$ (2,841)